Auditor’s remuneration - Summary of Auditor's Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration
The audit of the company annual accounts	$ 26.0	$ 25.0	$ 27.0
The audit of accounts of subsidiaries of the company	11.0	12.0	13.0
Total audit	37.0	37.0	40.0
Audit-related assurance services	7.0	7.0	7.0
Total audit and audit-related assurance services	44.0	44.0	47.0
Taxation compliance services	0.0	1.0	1.0
Services relating to corporate finance transactions	0.0	0.0	1.0
Non-audit and other assurance services	3.0	1.0	1.0
Total non-audit or non-audit-related assurance services	3.0	2.0	3.0
Services relating to BP pension plans	0.0	1.0	1.0
Auditor's remuneration	47.0	47.0	51.0
Fees related to tax compliance services on pension plan	$ 0.0	$ 0.0	$ 0.4